Accrued Expenses and Other Long-term Liabilities - Accrued Expenses and Other Long-term Liabilities (Detail) - USD ($) $ in Thousands	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014
Accrued expenses and other current liabilities:
Salary, wages and bonus expenses		$ 174,333	$ 129,887
Operating expenses		62,147	46,845
Workers' compensation, general and fleet liability		56,077	45,264
Group medical liability		22,220	20,183
Customer rebates and other selling expenses		73,543	65,052
Restructuring		33,500	9,792
Property and sales tax		24,299	19,224
Interest payable		2,780	69,465
Deferred tax liabilities			10,079
Other		21,106	19,847
Total accrued expenses and other current liabilities	$ 414,317	470,005	435,638
Other long-term liabilities:
Workers' compensation, general and fleet liability		116,166	115,640
Accrued pension and other postretirement benefit obligations		126,448	227,106
Restructuring		85,344	47,089
Unfunded lease obligation		29,180	31,422
Other		29,837	28,962
Total Other long-term liabilities	$ 374,920	$ 386,975	$ 450,219